Organization and description of business (Acquisition of Paris Sky Limited) (Details)			12 Months Ended
	Jun. 07, 2018 HKD ($) shares	Jun. 07, 2018 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2020	Jun. 26, 2018 USD ($)	Jun. 25, 2018 USD ($)	Jun. 07, 2018 USD ($) $ / shares	Apr. 18, 2018
Share Capital Authorized Value							$ 2,010,000	$ 201,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%				2.50%
Stock Issued During Period, Value, Acquisitions			$ 5,242,000	$ 8,188,000	$ 4,679,000
Paris Sky Limited
Fair value of equity issued in business acquisition									$ 4,800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 30,334,590								$ 3,900,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	3,889,050	3,889,050
Stock Issued During Period, Shares, Acquisitions | shares	3,889,050	3,889,050
Business Combination, Consideration Transferred		$ 48,128,000
Sale of Stock, Price Per Share | $ / shares									$ 1.23
Business Acquisition, Percentage of Voting Interests Acquired	100.00%								100.00%
Debt Instrument, Face Amount	$ 27,103,410								$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%								8.00%
Stock Issued During Period, Value, Acquisitions		$ 4,800,000
Paris Sky Limited | Century Skyway Limited
Percentage of ownership used to pay to acquiree in business combination	49.00%	49.00%
Fair value of portion of ownership being used to pay acquiree in business combination	$ 126,126,000	$ 16,200,000
Paris Sky Limited | Boca International Limited
Percentage of ownership used to pay to acquiree in business combination	48.90%	48.90%
Fair value of portion of ownership being used to pay acquiree in business combination	$ 184,842,000	$ 23,700,000
Paris Sky Limited | Giant Connection Limited
Debt Instrument, Face Amount	$ 27,103,410								$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%								8.00%